Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	T. Rowe Price Equity Series, Inc.
Central Index Key	0000918294
Amendment Flag	false
Document Creation Date	Aug. 16, 2013
Document Effective Date	Aug. 16, 2013
Prospectus Date	May 01, 2013